Contingencies (Tobacco-Related Litigation) (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012 litigation_case	Dec. 31, 2011 litigation_case	Dec. 31, 2010 litigation_case
Final Resolution In Favor Of Company [Member]
Loss Contingencies [Line Items]
Number of cases decided	387
Individual Lights Cases - Small Claims Court [Member] | Italy [Member]
Loss Contingencies [Line Items]
Cases brought against PM	7	9	10
Individual Lights Cases - Small Claims Court [Member] | Italy [Member] | Cases With Costs [Member]
Loss Contingencies [Line Items]
Payments for total judgments including legal costs	6
Case Decided In Favor Of Plaintiff [Member]
Loss Contingencies [Line Items]
Number of cases decided	10
Case Decided In Favor Of Plaintiff [Member] | Cases Remaining On Appeal [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3
Case Decided In Favor Of Plaintiff [Member] | Final Resolution In Favor Of Company [Member]
Loss Contingencies [Line Items]
Number of cases decided	7
Cases With Verdicts And Post Trial Developments [Member]
Loss Contingencies [Line Items]
Cases brought against PM	3